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                             UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, DC 20549

                               FORM N-PX

       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number 811-01608

FRANKLIN HIGH INCOME TRUST
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(Exact name of registrant as specified in charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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(Address of principal executive offices) (Zip code)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    ---------------------------

Date of fiscal year end:    5/31
                          -----------------

Date of reporting period:   6/30/09
                          -----------------

ITEM 1. PROXY VOTING RECORDS.


========================== FRANKLIN HIGH INCOME FUND ===========================


SPRINT NEXTEL CORPORATION

Ticker:       S              Security ID:  852061100
Meeting Date: MAY 12, 2009   Meeting Type: Annual
Record Date:  MAR 13, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert R. Bennett        For       For          Management
1.2   Elect Director Gordon M. Bethune        For       Against      Management
1.3   Elect Director Larry C. Glasscock       For       For          Management
1.4   Elect Director James H. Hance, Jr.      For       For          Management
1.5   Elect Director Daniel R. Hesse          For       For          Management
1.6   Elect Director V. Janet Hill            For       Against      Management
1.7   Elect Director Frank Ianna              For       For          Management
1.8   Elect Director Sven-Christer Nilsson    For       For          Management
1.9   Elect Director William R. Nuti          For       For          Management
1.10  Elect Director Rodney O'Neal            For       Against      Management
2     Ratify Auditors                         For       For          Management
3     Amend Qualified Employee Stock Purchase For       For          Management
      Plan
4     Amend Bylaws-- Call Special Meetings    Against   For          Shareholder
5     Report on Political Contributions       Against   For          Shareholder





                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN HIGH INCOME TRUST


By (Signature and Title)*/s/LAURA F. FERGERSON
                         ------------------------------------------------------
                         Laura F. Fergerson,
                         Chief Executive Officer - Finance and Administration

Date  AUGUST 27, 2009
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* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.